Summary of Unrealized Losses and Fair Value of Securities in Continuous Unrealized Loss Positions (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2010	Jun. 30, 2013 Obligations of state and municipal subdivisions Securities	Dec. 31, 2012 Obligations of state and municipal subdivisions Securities	Dec. 31, 2010 Obligations of state and municipal subdivisions	Jun. 30, 2013 Corporate bonds Securities	Dec. 31, 2012 Corporate bonds Securities	Jun. 30, 2013 Government agency securities Securities	Dec. 31, 2011 Government agency securities	Dec. 31, 2010 Government agency securities	Dec. 31, 2010 Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA
Schedule of Available-for-sale Securities [Line Items]
Number of Securities				42	9		2	1	30
Less than 12 months: Estimated Fair Value	$ 71,431	$ 7,541	$ 11,005	$ 22,362	$ 6,551	$ 3,853	$ 2,022	$ 990	$ 47,047	$ 9,479	$ 6,808	$ 344
Less than 12 months: Unrealized Losses	(3,184)	(242)	(201)	(2,175)	(217)	(136)	(70)	(25)	(939)	(21)	(64)	(1)
Greater Than 12 Months: Estimated Fair Value	0	0	0	0	0	0	0	0	0	0	0	0
Greater Than 12 Months: Unrealized Losses	0	0	0	0	0	0	0	0	0	0	0	0
Total: Estimated Fair Value	71,431	7,541	11,005	22,362	6,551	3,853	2,022	990	47,047	9,479	6,808	344
Total: Unrealized Losses	$ (3,184)	$ (242)	$ (201)	$ (2,175)	$ (217)	$ (136)	$ (70)	$ (25)	$ (939)	$ (21)	$ (64)	$ (1)